Segment Disclosure - Additional Information (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2014 Segment	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Number of reportable segments	1
Increase in net system sales	€ 249,700,000
Net sales	5,856,277,000	5,245,326,000	4,731,555,000
Percentage of increase in net system sales	6.30%
Largest Customer [Member]
Segment Reporting Information [Line Items]
Net sales	1,532,100,000	2,058,600,000	1,236,100,000
Largest Customer [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Net sales revenue from largest customer as percentage	26.20%	39.20%	26.10%
Three Largest Customers [Member]
Segment Reporting Information [Line Items]
Accounts receivables and finance receivables of three largest customers based on net sales	643,200,000	861,400,000
Accounts receivables and finance receivables of three largest customers based on net sales, percentage	49.30%	73.30%
System Sales [Member]
Segment Reporting Information [Line Items]
Net sales	€ 4,242,790,000	€ 3,993,129,000	€ 3,801,632,000